Related Party Transactions (Details) - USD ($)									1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 29, 2019	Jan. 28, 2019	Jul. 03, 2018	Jun. 29, 2018	Jun. 19, 2018	Jun. 12, 2018	Jun. 04, 2018	Mar. 31, 2018	Jun. 29, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Jul. 30, 2019	Jun. 30, 2019	Jun. 27, 2018
Stock Issued During Period, Shares, New Issues			28,750,000	900,000					900,000
Stock Issued During Period, Value, New Issues								$ 0				$ 25,000			$ 25,000
Forfeiture Of Shares Subject To Over Allotment Option Exercised By Underwriters														If the underwriters did not exercise their over-allotment option in full, the Sponsor would have forfeited up to 937,500 Founder Shares for no consideration.	If the underwriters did not exercise their over-allotment option in full, the Sponsor would have forfeited up to 937,500 Founder Shares for no consideration.
Share Price Of Class A Common Shares														the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination	(x) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination
Redeemable Warrants Issued	225,000
Proceeds from Issuance of Private Placement			$ 7,750,000	$ 9,000,000									$ 7,750,000	$ 0	$ 7,750,000
Share Price				$ 10.00												$ 10.00
Class of Warrant or Right, Outstanding			7,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Value of Warrants Issued			$ 7,750,000
Redeemable Warrants to be Issued				225,000			4,525,000
Proceeds from Private Placement to be Received				$ 9,000,000			$ 181,000,000
Number of Shares Transferred					2,262,500
Proceeds from Related Party Debt			100,000										100,000	0	100,000
Administrative Services Fee Per Month to be Paid										$ 10,000				10,000	$ 10,000
Stock Issued During at Shares, Shares-based Compensation, Forfeited															200,000,000
Stock Issued During At Value Shares Based Compensation Forfeited						$ 200,000,000				200,000,000				200,000,000	$ 200,000,000
Payments of Stock Issuance Costs			$ 12,000,000
Administrative Fees Expense										30,000	$ 30,000		$ 31,000	90,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party															61,000
Due to Affiliate, Current										30,000				30,000	27,558		$ 30,000
Independent Director [Member]
Noninterest Expense Directors Fees														$ 50,000
Frederick Ma Sihang Independent Director [Member]
Noninterest Expense Directors Fees		$ 25,000
IPO [Member]
Stock Issued During Period, Shares, New Issues			28,750,000
Excess Amount Received Through Private Placement			$ 10,550,000
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Minimum [Member]
Stock Issued During At Value Shares Based Compensation Forfeited						$ 181,000,000									181,000,000
Promissory Note [Member]
Debt Instrument, Face Amount															300,000
Working Capital Loans [Member]
Debt Conversion, Original Debt, Amount															$ 2,000,000
Debt Instrument, Convertible, Conversion Price															$ 1.00
Promissory Note [Member]
Forfeiture Of Shares Subject To Over Allotment Option Exercised By Underwriters														The Note was non-interest bearing and payable on the earlier of December 31, 2018 or the completion of the Initial Public Offering.	This loan was non-interest bearing and payable on the earlier of December 31, 2018 or the completion of the Initial Public Offering.
Debt Instrument, Face Amount										$ 300,000				$ 300,000
Working Capital Loans [Member]
Debt Conversion, Original Debt, Amount														$ 2,000,000
Debt Instrument, Convertible, Conversion Price										$ 1.00				$ 1.00
Sponsor [Member]
Excess Amount Received Through Private Placement			$ 2,800,000
Payments of Stock Issuance Costs			$ 146,404
Sponsor Antony Leung and Carl Wu [Member]
Description of Share Transfer Assign Or Sell Subject To Fulfillment Of Certain Conditions														Founder Shares and any Class A ordinary shares issued upon conversion thereof until the earlier of (a) one year after the completion of the initial Business Combination with respect to 50% of its or his Founder Shares and any Class A ordinary shares issued upon conversion thereof, (b) two years after the completion of the initial Business Combination with respect to the remaining 50% of its or his Founder Shares and any Class A ordinary shares issued upon conversion thereof, and (c) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company's shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. The Anchor Investors and the members of the Company's management team (other than Antony Leung and Carl Wu) have agreed to not transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier of (A) one year after the completion of our initial Business Combination or (B) subsequent to the initial Business Combination, if (x) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company's shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Anchor Investors and Others [Member]
Description of Share Transfer Assign Or Sell Subject To Fulfillment Of Certain Conditions														founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier of (A) one year after the completion of our initial Business Combination or (B) subsequent to the initial Business Combination, if (x) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company's shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Edward Leong Chehung [Member]
Stock Issued During Period, Shares, New Issues														10,000	10,000
David Johnson [Member]
Stock Issued During Period, Shares, New Issues														5,000	5,000
Investor [Member]
Stock Issued During Period, Shares, New Issues			8,100,000
Common Class B [Member]
Stock Issued During Period, Shares, New Issues				112,500				0				11,712,500			11,712,500
Stock Issued During Period, Value, New Issues								$ 0				$ 1,171			$ 1,171
Common Stock, Shares, Outstanding										11,712,500		11,712,500		11,712,500	11,712,500
Common Stock, Par or Stated Value Per Share										$ 0.0001				$ 0.0001	$ 0.0001
Stock Issued During at Shares, Shares-based Compensation, Forfeited						475,000
Common Class B [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues														10,750,000	10,750,000
Stock Issued During Period, Value, New Issues														$ 25,000	$ 25,000
Common Stock, Shares, Outstanding												9,450,000						9,450,000
Common Stock, Par or Stated Value Per Share										$ 0.0001				$ 0.0001	$ 0.0001
Stock Issued During At Shares Shares Based Compensation Forfeited															5,000,000
Stock Issued During at Shares, Shares-based Compensation, Forfeited														5,000,000
Common Class B [Member] | Anchor Investors and Others [Member]
Common Stock, Shares, Outstanding																		2,262,500
Common Class B [Member] | Investor [Member]
Common Stock, Shares, Outstanding												2,262,500
Common Class A [Member]
Stock Issued During Period, Shares, New Issues			3,750,000				18,100,000	0				0
Stock Issued During Period, Value, New Issues								$ 0				$ 0
Common Stock, Shares, Outstanding										1,159,836				1,159,836	701,019
Common Stock, Par or Stated Value Per Share			$ 0.0001							$ 0.0001				$ 0.0001	$ 0.0001